Leases - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Leasing arrangements, Operating leases, lease expiration date	Nov. 30, 2014
Leasing arrangements, Operating leases, renewal term	2 years
Rental expense		$ 84,952	$ 90,864	$ 169,905	$ 177,727	$ 347,960	$ 342,554